LOANS AND BORROWINGS, Reconciliation of Loans and Borrowings (Details)	12 Months Ended
Jun. 30, 2024 USD ($)
Reconciliation of Change in Borrowings [Abstract]
Balance	$ 975,314
Additions	939,195
Repayments	(423,836)
Balance	1,490,673
Lease Liabilities [Member]
Reconciliation of Change in Borrowings [Abstract]
Balance	944,451
Additions	939,195
Repayments	(417,866)
Balance	1,465,780
Other Loans and Borrowings [Member]
Reconciliation of Change in Borrowings [Abstract]
Balance	30,863
Additions	0
Repayments	(5,970)
Balance	$ 24,893